Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets	Intangible assets consisted of the following:
	December 31, 2024	June 30, 2025
	S$’000	S$’000

At cost:
Purchase software	59	90
Less : Amortization	(1)	(8)
Total	58	82